Fair Value Measurements - Additional Information (Details) - $ / shares	Sep. 14, 2022	Dec. 31, 2022	Mar. 10, 2022	Dec. 31, 2021	Dec. 29, 2021	Dec. 08, 2020
Fair Value Measurements
Warrants issued to purchase ADS (in shares)						12,500
Threshold period for exercise of warrants on cashless basis	6 months
Nominal value of ADS (in per warrant ADS)		$ 0.0001		$ 0.0001
Registered direct offering
Fair Value Measurements
Exercise price of warrants (in dollars per ADS)			$ 1.50
Term of the warrants					5 years
Nominal value of ADS (in per warrant ADS)	$ 0.0001
Registered direct offering | Series A warrants
Fair Value Measurements
Warrants issued to purchase ADS (in shares)	15,100,000
Exercise price of warrants (in dollars per ADS)	$ 0.85
Term of the warrants	2 years
Registered direct offering | Series B warrants
Fair Value Measurements
Warrants issued to purchase ADS (in shares)	15,100,000
Exercise price of warrants (in dollars per ADS)	$ 0.85
Term of the warrants	7 years